Organization and Summary of Significant Accounting Policies - Reconciliation of Activity Related to Sales Returns Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014
Regulatory Assets [Abstract]
Beginning balance	$ 207	$ 207
Provisions	27,292	24,236
Sales returns	(27,252)	(24,236)
Ending balance	$ 247	$ 207